Plant Acquisition - Narrative (Details) - Washington County Power	Dec. 20, 2022 USD ($) item MW
Plant Acquisition [Line Items]
Number of generating units acquried | item	2
Gulf Pacific Power, LLC
Plant Acquisition [Line Items]
Generating capacity (in megawatts) | MW	660
Natural Gas Processing Plant
Plant Acquisition [Line Items]
Generating capacity (in megawatts) | MW	300
Purchase price of acquisition | $	$ 86,826,000
Transaction costs | $	$ 1,051,000